Fees Summary	Feb. 26, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	114,825
Total Transaction Valuation	750,000,000
Total Offset Amount	0
Net Fee	$ 114,825